Frost Kempner Treasury and Income Fund (First Prospectus Summary) | Frost Kempner Treasury and Income Fund
FROST KEMPNER TREASURY AND INCOME FUND
INVESTMENT OBJECTIVE
The Frost Kempner Treasury and Income Fund (the "Fund") seeks to provide current income consistent with the preservation of capital.

FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Frost Funds (Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase). More information about these and other discounts is available from your financial professional and in the section

"Sales Charges" on page 104 of this prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	Frost Kempner Treasury and Income Fund Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed if applicable)	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Frost Kempner Treasury and Income Fund Class A Shares
Management Fees		0.35%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	0.41%
Acquired Fund Fees and Expenses	[2]	0.03%
Total Annual Fund Operating Expenses		1.04%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year and that the

Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Frost Kempner Treasury and Income Fund Class A Shares	403	621	857	1,533

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets in full faith and credit U.S. Treasury obligations. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. In selecting investments for the Fund, the Fund's sub-adviser, Kempner Capital Management,

Inc. ("KCM"), tries to increase income without adding undue risk by analyzing yields. The Fund's investments include Treasury bonds, Treasury notes, Treasury

Inflated Protection Securities and short-term U.S. government money market funds. In evaluating a security for the Fund's portfolio, KCM considers, among other factors, the security's interest rate, yield and maturity. KCM actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and KCM's outlook on the market.

The Fund may invest in full faith and credit money market instruments.  The percentage of the Fund invested in such holdings varies depending on various factors, including market conditions. Consistent with preservation of capital,

a larger percentage of the Fund's net assets may be invested in cash or money market instruments in order to provide capital and reduce the magnitude of loss in a period of falling market prices.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT

INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK -- As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall. Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the

Fund to keep its money invested at lower rates. Falling interest rates,

however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example,

a duration of five years means the price of a debt security will change about 5%

for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds,

may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate. Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK -- The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.

Class A Shares of the Fund do not have a full calendar year of performance.

Consequently, the bar chart shows the performance of the Fund's Institutional

Class Shares from year to year and the performance table compares the average annual total returns of the Fund's Institutional Class Shares to those of a broad measure of market performance.  The Fund's Institutional Class Shares are offered in a separate prospectus. Class A Shares of the Fund would have substantially similar performance as Institutional Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of the Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore,

returns for the Class A Shares would be lower than those of the Institutional

Class Shares. Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales Charge (Load), applicable to Class A Shares.

Institutional Class Shares first became available on April 25, 2008, when the

Fund succeeded to the assets and operations of a common trust fund that was managed by The Frost National Bank and sub-advised by KCM (the "Predecessor

Fund").  The performance information provided includes the returns of the

Predecessor Fund for periods prior to April 25, 2008. Because the Predecessor

Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the

Predecessor Fund's performance may have been lower.  Although the Predecessor

Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is November 30, 2006 ("Performance Start Date").

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

BEST QUARTER     WORST QUARTER

4.44%           (1.35)%

(06/30/2010)     (12/31/2010)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/11 to 9/30/11 was 8.49%.

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2010 to those of the Barclays

Capital Treasury Bond Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore,

unavailable for the period since the Performance Start Date.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
Average Annual Total Returns Frost Kempner Treasury and Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Class A Shares	FUND RETURN BEFORE TAXES	2.27%	4.11%	Nov. 30, 2006
Class A Shares After Taxes on Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	2.18%
Class A Shares After Taxes on Distributions and Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	1.87%
Barclays Capital Treasury Bond Index Return	BARCLAYS CAPITAL TREASURY BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	5.87%	5.73%	Nov. 30, 2006	5.73%	Nov. 30, 2006